Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 13,691	€ 16,445
Gross amount of financial assets subject to offsetting	755	900
Net amount of financial liabilities	12,936	15,545
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	5,905	7,758
Gross amount of financial assets subject to offsetting	1,033	612
Net amount of financial liabilities	4,872	7,146
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	11,681	13,773
Gross amount of financial liabilities subject to offsetting	755	900
Net amount of financial assets	10,926	12,873
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	3,719	4,584
Gross amount of financial liabilities subject to offsetting	1,033	612
Net amount of financial assets	€ 2,686	€ 3,972